Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended
	March 31, 2025	March 31, 2024
Ceding commission expense	$78.4	$67.7
Profit commission expense	—	9.0
Total commissions	$78.4	$76.7